Leases - Lease Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 10	$ 10
Finance lease cost:
Amortization	14	17
Interest	34	48
Variable lease cost	20	39
Total lease cost	$ 78	$ 114